Equity	6 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

Note 15 — Equity

Ordinary shares

The authorized number of shares was 50,000 ordinary shares with a par value of US$1.00 per share. On October 18, 2022, the Company completed a share split. This share split increased the authorized shares from 50,000 ordinary shares, par value of US$1.00 per share, to 800,000,000 ordinary shares, par value of US$0.0000625 per share and effectuated a forward split of all issued and outstanding shares at a ratio of 16,000-for-1.

On September 20, 2024, the Company announced pricing of its initial public offering of 2,000,000 ordinary shares at a public offering price of US$4.00 per share for aggregate gross proceeds of US$8.0 million, prior to deducting underwriting discounts, commissions, and other offering expenses. The ordinary shares have been approved for listing on The Nasdaq Capital Market under the stock code “GLE”. The offering closed on September 23, 2024.

On October 18, 2024, the over-allotment option was fully exercised and the Company issued additional 300,000 ordinary shares at a public offering price of US$4.00 per share for aggregate gross proceeds of US$1.2 million, prior to deducting underwriting discounts, commissions, and other offering expenses.

As of December 31, 2024 and June 30, 2024, 18,300,000 and 16,000,000 shares were issued and outstanding, respectively.